Financial instruments (Tables)	11 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about financial instruments

		December 31, 2019	January 31, 2019
			(Adjusted*)
	Note	£000	£000
Financial assets at amortized cost
Trade and other receivables(1)	17	1,315	5,447
Cash and cash equivalents		48,417	26,858
		49,732	32,305
Financial liabilities measured at amortized cost
Trade and other payables	18	8,020	8,733
		8,020	8,733
Financial liabilities measured at fair value through profit and loss
Contingent consideration	20	80	629

(1)	Prepayments and accrued income have been excluded as they are not considered to be a financial instrument.
* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’

Disclosure of cash and short-term deposits

	December 31, 2019	January 31, 2019
	£000	£000
Cash at bank and in hand
Pounds Sterling	4,162	3,363
Euro	4	—
U.S. Dollar	44,251	23,495
	48,417	26,858
The Group’s cash and short-term deposits were as follows:

	December 31, 2019	January 31, 2019
	£000	£000
On current account	48,417	26,858
	48,417	26,858

Sensitivity analysis for types of market risk
The Group’s exposure to interest rate risk is illustrated with regard to the opening and closing cash balances and the difference that an increase or decrease of 1% in interest rates would have made based on the average cash balance of £37.6 million (January 31, 2019: £23.5 million) in the year:

Eleven Months ended December 31, 2019	(1)%	Actual	1%
Interest rate	—	0.02	1.02
Interest received (£000)	—	4	239
Year ended January 31, 2019	(1)%	Actual	1%
Interest rate	—	0.02	1.02
Interest received (£000)	—	4	239
The following table shows how a movement in a currency would give rise to a profit or (loss) and a corresponding entry in equity.

	Profit or loss and equity
	Strengthening	Weakening
	£000	£000
December 31, 2019
USD (5%)	(2,107)	2,329
January 31, 2019
USD (5%)	(1,119)	1,237